Share-based Payments Arrangement - Black-Scholes Model and Binomial Option Pricing Model and Related Assumptions used to Evaluate Options and Fair Value of Options by CHIEF (Detail) - CHIEF Telecom Inc. (CHIEF) [Member]
	Nov. 13, 2020 TWD ($) yr $ / shares	Oct. 31, 2018 TWD ($) yr $ / shares	May 22, 2018 TWD ($) d $ / shares	Dec. 19, 2017 TWD ($) yr $ / shares	Oct. 22, 2015 TWD ($) yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Grant-date share price	$ 356.00	$ 166.00	$ 156.41	$ 95.92	$ 39.55
Exercise price	$ 206.00	$ 147.00	$ 170.00	$ 147.00	$ 43.00
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	0.18%	0.72%	0.34%	0.62%	0.86%
Expected life	5	5	7	5	5
Expected volatility	34.61%	16.60%	14.33%	17.35%	21.02%
Weighted average fair value of grants | $	$ 173,893	$ 33,540	$ 0	$ 2,318	$ 4,863